Fair value measurements - Fair Value, by Balance Sheet Grouping (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Assets
Derivative assets	$ 130,614	$ 211,993
Liabilities
Derivative liabilities	80,840	0
Carrying value
Assets
Cash and cash equivalents	1,627,181	1,597,147
Restricted cash	198,285	159,623
Loans receivable	654,925	351,357
Notes receivable	663,644	486,223
Derivative assets	130,614	211,993
Investments, at fair value	84,130	59,081
Assets	3,358,779	2,865,424
Liabilities
Debt	46,696,525	46,801,683
Derivative liabilities	80,840
Liabilities	46,777,365	46,801,683
Fair value
Assets
Cash and cash equivalents	1,627,181	1,597,147
Restricted cash	198,285	159,623
Loans receivable	650,398	329,650
Notes receivable	663,644	486,223
Derivative assets	130,614	211,993
Investments, at fair value	84,130	59,081
Assets	3,354,252	2,843,717
Liabilities
Debt	44,377,940	42,525,932
Derivative liabilities	80,840
Liabilities	44,458,780	42,525,932
Fair value | Level 1
Assets
Cash and cash equivalents	1,627,181	1,597,147
Restricted cash	198,285	159,623
Loans receivable	0	0
Notes receivable	0	0
Derivative assets	0	0
Investments, at fair value	72,540	39,081
Assets	1,898,006	1,795,851
Liabilities
Debt	0	0
Derivative liabilities	0
Liabilities	0	0
Fair value | Level 2
Assets
Cash and cash equivalents	0	0
Restricted cash	0	0
Loans receivable	0	0
Notes receivable	0	0
Derivative assets	130,614	211,993
Investments, at fair value	0	0
Assets	130,614	211,993
Liabilities
Debt	44,377,940	42,525,932
Derivative liabilities	80,840
Liabilities	44,458,780	42,525,932
Fair value | Level 3
Assets
Cash and cash equivalents	0	0
Restricted cash	0	0
Loans receivable	650,398	329,650
Notes receivable	663,644	486,223
Derivative assets	0	0
Investments, at fair value	11,590	20,000
Assets	1,325,632	835,873
Liabilities
Debt	0	0
Derivative liabilities	0
Liabilities	$ 0	$ 0